Long-Term Debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
(Repayment) issue of bank credit facilities and commercial paper, net	$ (1,156,000,000)			$ (6,151,000,000)		$ 338,000,000
Borrowings	11,445,000,000			14,694,000,000
Letters of credit and guarantees outstanding	637,000,000			513,000,000
Repayment of medium-term notes	(1,498,000,000)			0		(1,100,000,000)
Repayment of long-term debt	0			183,000,000		397,000,000
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	5,520,000,000
Demand credit facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	100,000,000
Demand credit facility | North Sea
Disclosure of detailed information about borrowings [line items]
Line of credit facility discontinued | £			£ 5,000,000
Revolving Credit Facility Maturing February 2024
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	500,000,000
Revolving syndicated credit facility maturing June 2024
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,425,000,000
Maximum borrowing capacity, term extended				2,425,000,000
Maximum borrowing capacity increased				70,000,000
Revolving Syndicated Credit Facility Maturing June 2023 And June 2025
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,495,000,000
Revolving syndicated credit facility maturing June 2023
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	70,000,000
Maximum borrowing capacity not extended				70,000,000
Non-revolving term credit facility maturing February 2023
Disclosure of detailed information about borrowings [line items]
Maximum credit facility				2,650,000,000
(Repayment) issue of bank credit facilities and commercial paper, net	1,150,000,000			1,500,000,000
Borrowings				1,150,000,000
Revolving syndicated credit facility maturing June 2025
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,425,000,000
Maximum borrowing capacity, term extended				2,425,000,000
Maximum borrowing capacity increased				70,000,000
Revolving syndicated credit facility maturing June 2022
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity not extended				70,000,000
Non-Revolving Term Credit Facility Maturing March 2022
Disclosure of detailed information about borrowings [line items]
(Repayment) issue of bank credit facilities and commercial paper, net	500,000,000			1,000,000,000
Maximum credit facility re draw								$ 1,000,000,000
Revolving Term Credit Facility Maturing February 2024
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	$ 500,000,000
Non-revolving term credit facility maturing June 2022
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						$ 3,250,000,000
(Repayment) issue of bank credit facilities and commercial paper, net				$ 3,088,000,000
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Maximum credit facility							$ 2,500,000,000
Credit facilities and commercial paper | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.30%			0.80%			4.30%		0.80%
Long-term debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.30%			3.50%			4.30%		3.50%
Medium-term borrowings expiring August 2023
Disclosure of detailed information about borrowings [line items]
Base shell prospectus borrowings, authorized				$ 3,000,000,000
3.31% Medium-term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.31%						3.31%
Repayment of medium-term notes	$ 1,000,000,000
1.45% Medium-term Notes Due November 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.45%						1.45%
Repayment of medium-term notes	$ 95,000,000
3.55% debentures due June 3, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.55%						3.55%
Repayment of medium-term notes	$ 169,000,000
3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.42%						3.42%
Repayment of medium-term notes	$ 159,000,000
2.50% Medium-term Notes due January 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%						2.50%
Repayment of medium-term notes	$ 75,000,000
US dollar denominated debt, unsecured
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.95%			3.45%			2.95%		3.45%
Base shell prospectus borrowings, authorized									$ 3,000,000,000
Repayment of long-term debt		$ 1,000,000,000			$ 500,000,000